CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	¥ 280,355	¥ 214,076
Short-term investments	391,671	125,000
Accounts receivable, net of allowance for doubtful accounts	29,680	24,243
Prepaid expenses and other current assets	2,557	4,566
Amounts due from related party-current	3,090	4,820
Total current assets	707,353	372,705
Non-current assets:
Property and equipment, net	2,345	2,873
Right of use assets	44,369	49,595
Other noncurrent assets	3,270
Total non-current assets	49,984	52,468
Total assets	757,337	425,173
Current liabilities:
Accounts payable	9,343	7,844
Amounts due to a related party (including amounts due to a related party of VIEs without recourse to the Company of RMB130 and nil as of December 31, 2019 and 2020, respectively)	156	7,734
Deferred revenue	224,141	203,531
Income taxes payable	26,737	23,396
Accrued expenses and other liabilities (including accrued expenses and other liabilities of VIEs without recourse to the Company of RMB322 and RMB386 as of December 31, 2019 and 2020, respectively)	637,693	84,250
Total current liabilities	898,070	326,755
Non-current liabilities:
Long-term lease liabilities	27,427	37,679
Other non-current liabilities	117,987	39,757
Total non-current liabilities	145,414	77,436
Total liabilities	1,043,484	404,191
Commitments and contingencies
SHAREHOLDERS' EQUITY (DEFICIT)
Treasury shares (6,712,694 and 6,064,202 shares as of December 31, 2019 and 2020, respectively)	(42)	(46)
Capital deficit	(126,571)	(135,179)
Retained earnings (accumulated deficits)	(162,728)	155,324
Accumulated other comprehensive income	1,232	220
Total shareholders' equity (deficit) attributable to China Index Holdings Limited	(287,446)	20,982
Noncontrolling interests	1,299
Total shareholders' equity (deficit)	(286,147)	20,982
Total liabilities and shareholders' equity (deficit)	757,337	425,173
Class A ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	500	500
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT)
Ordinary shares	¥ 163	¥ 163